CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Treasury stock USD ($)	Treasury stock CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Total 21Vianet Group, Inc. shareholders' equity CNY (¥)	Non-controlling interest USD ($)	Non-controlling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning Balance (in shares) at Dec. 31, 2016 | shares	679,857,606	679,857,606
Beginning balance at Dec. 31, 2016		¥ 45		¥ (204,557)		¥ 9,015,846		¥ 118,290		¥ 64,622		¥ (2,869,031)		¥ 6,125,215		¥ 25,802		¥ 6,151,017
Consolidated net loss												(772,730)		(772,730)		(3,018)		(775,748)
Cumulative adjustment for changes in accounting principles												(13,425)		(13,425)				(13,425)
Contribution from noncontrolling interest in a subsidiary																134,633		134,633
Foreign exchange difference								(120,963)						(120,963)				(120,963)
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares	3,119,052	3,119,052
Share-based compensation						105,532								105,532				¥ 105,532
Share issued to depository bank		¥ 1				(1)
Shares issued to depository bank (in shares) | shares	9,000,000	9,000,000															9,000,000	9,000,000
Appropriation of statutory reserves										2,083		(2,083)
Appropriation of dividend																(5,946)		¥ (5,946)
Disposal of subsidiaries										(27,969)		27,969
Increase in accretion of redeemable noncontrolling interests						(141,896)								(141,896)				(141,896)
Share repurchase				(133,126)										(133,126)				¥ (133,126)
Share repurchase (in shares) | shares	(20,690,892)	(20,690,892)															(3,448,482)	(3,448,482)
Share options exercised						926								926				¥ 926
Share options exercised (in shares) | shares	332,754	332,754
Restricted share units vested(shares) | shares	10,576,398	10,576,398
Settlement of share options with shares held by depository bank		¥ 0		0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares) | shares	(10,909,152)	(10,909,152)
Ending Balance (in shares) at Dec. 31, 2017 | shares	671,285,766	671,285,766
Ending balance at Dec. 31, 2017		¥ 46		(337,683)		8,980,407		(2,673)		38,736		(3,629,300)		5,049,533		151,471		5,201,004
Consolidated net loss												(205,065)		(205,065)		18,329		(186,736)
Foreign exchange difference						477		88,652						89,129				89,129
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares	3,070,500	3,070,500
Share-based compensation						67,009								67,009				67,009
Disposal of 49% interest in a subsidiary						93,166								93,166		103,115		¥ 196,281
Shares issued to depository bank (in shares) | shares																	0	0
Appropriation of statutory reserves										3,667		(3,667)
Disposal of subsidiaries																(3,938)		¥ (3,938)
Share repurchase (in shares) | shares																	0	0
Share options exercised						435								435				¥ 435
Share options exercised (in shares) | shares	219,972	219,972
Restricted share units vested		¥ 0		0		0		0		0		0		0		0		0
Restricted share units vested(shares) | shares	5,115,558	5,115,558
Settlement of share options with shares held by depository bank		¥ 0		0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares) | shares	(5,335,530)	(5,335,530)
Ending Balance (in shares) at Dec. 31, 2018 | shares	674,356,266	674,356,266
Ending balance at Dec. 31, 2018		¥ 46		(337,683)		9,141,494		85,979		42,403		(3,838,032)		5,094,207		268,977		5,363,184
Consolidated net loss												(182,292)		(182,292)		1,046		(181,246)
Contribution by noncontrolling interest																8,532		8,532
Foreign exchange difference						24		(8,075)						(8,051)				(8,051)
Issuance of new shares	$ 60,000					572								572				572
Issuance of new shares for share option exercised and restricted share units vested (in shares) | shares	304,200	304,200
Share-based compensation						60,048								60,048				¥ 60,048
Shares issued to depository bank (in shares) | shares	6,700,002	6,700,002															6,700,002	6,700,002
Appropriation of statutory reserves										18,066		(18,066)
Share repurchase				(11,840)										(11,840)				¥ (11,840)
Share repurchase (in shares) | shares	(1,456,980)	(1,456,980)															(242,830)	(242,830)
Share options exercised		¥ 0		0		429		0		0		0		429		0		¥ 429
Share options exercised (in shares) | shares	33,869	33,869
Restricted share units vested		¥ 0		0		0		0		0		0		0		0		0
Restricted share units vested(shares) | shares	5,136,306	5,136,306
Settlement of share options with shares held by depository bank		¥ 0		0		0		0		0		0		0		0		0
Settlement of share options with shares held by depository bank (in shares) | shares	(5,170,175)	(5,170,175)
Ending Balance (in shares) at Dec. 31, 2019 | shares	679,963,488	679,963,488
Ending balance at Dec. 31, 2019	$ 7,000	¥ 46	$ (50,206,000)	¥ (349,523)	$ 1,321,866,000	¥ 9,202,567	$ 11,190,000	¥ 77,904	$ 8,687,000	¥ 60,469	$ (580,078,000)	¥ (4,038,390)	$ 711,466,000	¥ 4,953,073	$ 40,012,000	¥ 278,555	$ 751,478,000	¥ 5,231,628